Collateral for crude oil exploration concession agreements (Details Narrative) - Exploration and evaluation assets [member] - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureCollateralForCrudeOilExplorationConcessionAgreementsLineItems [Line Items]
Collateral agreement amount gross	$ 1,913	$ 1,574
Collateral agreement amount	1,913	1,574
Oil Reserves 1 [Member]
DisclosureCollateralForCrudeOilExplorationConcessionAgreementsLineItems [Line Items]
Amount pledged on collateral	1,324	1,243
Bank Guarantees [Member]
DisclosureCollateralForCrudeOilExplorationConcessionAgreementsLineItems [Line Items]
Amount pledged on collateral	$ 589	$ 331